UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund:    BlackRock Funds

BlackRock Real Estate Securities Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 01/31/2015

Date of reporting period: 10/31/2014

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2014 (Unaudited)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Diversified — 2.0%
Vornado Realty Trust	6,085	$666,186
Health Care — 13.0%
Aviv REIT, Inc.	13,831	466,520
Health Care REIT, Inc.	21,309	1,515,283
National Health Investors, Inc.	11,129	733,512
Ventas, Inc.	24,664	1,689,731

		4,405,046
Industrial — 6.9%
Prologis, Inc.	40,250	1,676,413
Rexford Industrial Realty, Inc.	42,087	650,244

		2,326,657
Lodging — 7.8%
Host Hotels & Resorts, Inc.	38,522	897,948
Pebblebrook Hotel Trust	19,183	817,196
Sunstone Hotel Investors, Inc.	59,156	905,678

		2,620,822
Office — 10.8%
Boston Properties, Inc.	17,756	2,250,573
Parkway Properties, Inc.	25,066	502,573
SL Green Realty Corp.	7,824	905,237

		3,658,383
Other — 1.8%
American Tower Corp.	6,157	600,307
Residential — 17.0%
American Homes 4 Rent, Class A	12,889	225,944
AvalonBay Communities, Inc.	11,689	1,821,614
Camden Property Trust	11,128	853,184
Equity Residential	23,647	1,644,885
Essex Property Trust, Inc.	5,934	1,197,244

		5,742,871
Retail — 23.5%
Brixmor Property Group, Inc.	27,385	667,098
Equity One, Inc.	17,709	425,016

Common Stocks	Shares	Value
Retail (concluded)
Federal Realty Investment Trust	8,283	$1,091,699
General Growth Properties, Inc.	59,792	1,549,211
Ramco-Gershenson Properties Trust	24,164	422,387
Simon Property Group, Inc.	20,998	3,763,051

		7,918,462
Self Storage — 5.7%
Extra Space Storage, Inc.	24,010	1,396,422
Public Storage	2,824	520,576

		1,916,998
Specialty — 4.0%
Alexandria Real Estate Equities, Inc.	8,191	679,853
CyrusOne, Inc.	24,594	671,662

		1,351,515
Triple Net Lease — 7.3%
American Realty Capital Properties, Inc.	33,237	294,812
EPR Properties	13,284	745,232
Gramercy Property Trust, Inc.	27,866	174,163
Spirit Realty Capital, Inc.	59,613	709,395
STAG Industrial, Inc.	22,983	560,785

		2,484,387
Total Long-Term Investments (Cost — $30,082,544) — 99.8%		33,691,634

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (a)(b)	338,382	338,382
Total Short-Term Securities (Cost — $338,382) — 1.0%		338,382
Total Investments (Cost — $30,420,926*) — 100.8%		34,030,016
Liabilities in Excess of Other Assets — (0.8)%		(280,434)

Net Assets — 100.0%		$33,749,582

Notes to Schedule of Investments

*	As of October 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$30,443,865

Gross unrealized appreciation	$3,648,869
Gross unrealized depreciation	(62,718)

Net unrealized appreciation	$3,586,151

Portfolio Abbreviation
REIT	Real Estate Investment Trust

BLACKROCK REAL ESTATE SECURITIES FUND	OCTOBER 31, 2014	1

Schedule of Investments (concluded)

(a)	Represents the current yield as of report date.

(b)	Investments in issuers considered to be affiliates of the Fund during the period ended October 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at January 31, 2014	Net Activity	Shares/Beneficial Interest Held at October 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	102,955	235,427	338,382	$154
BlackRock Liquidity Series, LLC, Money Market Series	$1,778,275	$(1,778,275)	—	$164

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$33,691,634	—	—	$33,691,634
Short-Term Securities	338,382	—	—	338,382

Total	$34,030,016	—	—	$34,030,016

[1]	See above Schedule of Investments for values in each industry.

There were no transfers between levels during the period ended October 31, 2014.

2	BLACKROCK REAL ESTATE SECURITIES FUND	OCTOBER 31, 2014

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: December 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: December 23, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: December 23, 2014

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